INVESTMENTS IN AFFILIATE	9 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATE	INVESTMENT IN AFFILIATE
The components of our equity method investment in Hilli LLC are as follows:

(in thousands of $)
Equity in net assets of affiliate at January 1, 2020	193,270
Dividend (note 14)	(10,258)
Equity in net earnings of affiliate	8,000
Equity in net assets of affiliate at September 30, 2020	191,012

Summarized financial information of Hilli LLC*

The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of September 30, 2020 and December 31, 2019:

(in thousands of $)	Balance at September 30, 2020	Balance at December 31, 2019
Balance sheet
Current assets	59,900	54,000
Non-current assets	1,223,490	1,300,065
Current liabilities	(39,423)	(45,106)
Non-current liabilities	(865,580)	(924,578)

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.